Sales revenues	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Sales revenues

9.	Sales revenues
9.1.	Revenues from contracts with customers

Revenues from contracts with customers derive from different products sold by the Company’s operating segments, taking into consideration specific characteristics of the markets where they operate. For additional information about the operating segments of the Company, its activities and its respective products sold, see note 13.

The determination of transaction prices derives from methodologies and policies based on the parameters of these markets, reflecting operating risks, level of market share, changes in exchange rates and international commodity prices, including Brent oil prices, oil products such as diesel and gasoline, and the Henry Hub Index.

	2025	2024	2023
Diesel	26,870	27,522	32,260
Gasoline	12,325	12,692	14,309
Liquefied petroleum gas	3,393	3,166	3,506
Jet fuel	4,422	4,518	5,015
Naphtha	1,580	1,869	1,837
Fuel oil (including bunker fuel)	591	976	1,158
Other oil products	3,632	4,273	4,428
Subtotal oil products	52,813	55,016	62,513
Natural gas	3,850	4,707	5,632
Crude oil	4,377	4,334	5,475
Renewables and nitrogen products	261	223	94
Breakage	184	439	860
Electricity	741	744	657
Services, agency and others	712	812	1,059
Domestic market	62,938	66,275	76,290

Exports	25,572	24,251	25,012
Crude oil	19,839	18,290	18,447
Fuel oil (including bunker fuel)	4,557	4,775	5,114
Other oil products and other products	1,176	1,186	1,451
Sales abroad (1)	685	890	1,107
Foreign market	26,257	25,141	26,119
Sales revenues	89,195	91,416	102,409
(1) Sales revenues from operations outside of Brazil, including trading and excluding exports.

As of December 31, 2025, the composition of sales revenues by shipping destination is presented as follows:

	2025	2024	2023
Domestic market	62,938	66,275	76,290
China	9,679	7,701	7,232
Americas (except United States)	3,607	3,610	4,846
Europe	3,657	5,440	5,534
Asia (except China and Singapore)	4,315	1,989	1,447
United States	1,940	3,471	3,924
Singapore	2,641	2,883	3,063
Others	418	47	73
Foreign market	26,257	25,141	26,119
Sales revenues	89,195	91,416	102,409

In 2025, sales to two clients of the refining, transportation and marketing (RT&M) segment represented individually 14% and 10% of the Company’s sales revenues; in 2024, sales to two clients of the RT&M segment represented individually 15% and 10% of the Company’s sales revenues; in 2023, sales to two clients of the RT&M segment represented individually 16% and 11% of the Company’s sales revenues. For more information about RT&M segment, see note 13 – Information by operating segment.

9.2.	Remaining performance obligations

Certain sales contracts signed through December 31, 2025, with original expected duration of equal to or more than 1 year, define the volume and timing of goods or services to be delivered during the term of the contract, and the payment terms for these future sales.

The estimated remaining values of these contracts in 2025 presented below are based on the contractually agreed future sales volumes, as well as prices prevailing at December 31, 2025 or practiced in recent sales reflecting more directly observable information:

	Expected recognition within 1 year	Expected recognition after 1 year	Total
Diesel	23,893	35	23,928
Gasoline	10,308	44	10,352
Liquefied petroleum gas	3,296	-	3,296
Jet fuel	1,168	-	1,168
Naphtha	1,058	4,633	5,691
Other oil products	3,133	6,756	9,889
Crude oil	7,086	2,671	9,757
Natural gas	3,317	14,468	17,785
Electricity	457	3,902	4,359
Other products and services	575	3,040	3,615
Total	54,291	35,549	89,840

Revenues are recognized once goods are transferred and services are provided to the customers and their measurement and timing of recognition will be subject to future demands, changes in commodities prices, exchange rates and other market factors.

The table above does not include information on contracts with original expected duration of less than one year, such as spot-market contracts, variable considerations which are constrained, and information on contracts only establishing general terms and conditions (Master Agreements), for which volumes and prices will only be defined in subsequent contracts.

In addition, electricity sales are mainly driven by demands to generate electricity from thermoelectric power plants, as and when requested by the Brazilian National Electric System Operator (ONS). These requests are substantially affected by Brazilian hydrological conditions. Thus, the table above presents mainly fixed amounts for the electricity to be available to customers in these operations.

9.3.	Contract liabilities

The balance of contract liabilities carried on the statement of financial position in 2025 amounted to US$ 76 (US$ 64 in 2024). This amount is classified in current liabilities and primarily comprises advances from customers in take or pay contracts to be recognized as revenue based on future sales of natural gas or following the non-exercise of the right by the customer.

Accounting policy for revenues

The Company evaluates contracts with customers for the sale of oil and oil products, natural gas, electricity, services and other products, which will be subject to revenue recognition, and identifies the distinct goods and services promised in each of them.

Sales revenues are recognized when control is transferred to the client, which usually occurs upon delivery of the product or when the service is provided. At this moment, the Company satisfies the performance obligation.

Performance obligations are considered to be promises to transfer to the client: (i) good or service (or group of goods or services) that is distinct; and (ii) a series of distinct goods or services that have the same characteristics or are substantially the same and that have the same pattern of transfer to the client.

Revenue is measured based on the amount of consideration to which the Company expects to be entitled in exchange for transfers of promised goods or services to the customer, excluding amounts collected on behalf of third parties. Transaction prices are based on contractually stated prices, which reflect the Company's pricing methodologies and policies based on market parameters.

Invoicing occurs in periods very close to deliveries and rendering of services, therefore, significant changes in transaction prices are not expected to be recognized in revenues for periods subsequent to satisfaction of the performance obligation, except for some exports in which final price formation occurs after the transfer of control of the products and are subject to the variation in the value of the commodity.

Sales are carried out in short terms of receipt, thus there are no significant financing components.